Subsequent event (Narrative) (Details) - Subsequent Event [Member] - Joint ventures [Member] shares in Millions, $ in Millions	Feb. 11, 2020 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Distribution received from joint venture | $	$ 15.0
Preference shares redeemable share subscribed | shares	159.9